-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2010

                                                       Estimated average burden
                                                       hours per response: 18.9
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10529
                                   -----------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850      Los Angeles, California   90025
--------------------------------------------------------------------------------
     (Address of principal executive offices)                         (Zip code)

                                 Timothy J. Wahl

   GKM Advisers, LLC 11150 Santa Monica Blvd., Suite 850 Los Angeles, CA 90025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ---------------------------

Date of fiscal year end:        July 31, 2008
                          ---------------------------------------------

Date of reporting period:       January 31, 2008
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                  [LOGO OMITTED] GKM FUNDS

                                 GKM GROWTH FUND


                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2008

                                   (UNAUDITED)

================================================================================

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO INFORMATION
JANUARY 31, 2008 (UNAUDITED)
================================================================================

       SECTOR CONCENTRATION VS. THE S&P 500 INDEX (% OF TOTAL INVESTMENTS)

                               [BAR CHART OMITTED]

                                      GKM Growth     S&P 500
                                         Fund         Index
                                         ----         -----
Energy                                   0.0%         12.3%
Materials                                5.5%          3.4%
Industrials                             10.2%         11.7%
Consumer Discretionary                   7.5%          8.8%
Consumer Staples                         3.9%         10.3%
Health Care                             27.0%         12.1%
Financials                               1.5%         18.6%
Information Technology                  40.7%         15.6%
Telecommunication Services               3.8%          3.5%
Utilities                                0.0%          3.6%
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS
                                                              % OF
         SECURITY DESCRIPTION                              NET ASSETS
         ----------------------------------------          ----------
         Google, Inc. - Class A                               4.5%
         Garmin Ltd.                                          3.3%
         Nokia Corporation - ADR                              3.0%
         Eli Lilly and Company                                3.0%
         Microsoft Corporation                                2.9%
         Oracle Corporation                                   2.7%
         Intuit, Inc.                                         2.4%
         Trimble Navigation Ltd.                              2.2%
         Medtronic, Inc.                                      2.2%
         Covance, Inc.                                        2.1%

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 108.8%                                   VALUE
--------------------------------------------------------------------------------
             BEVERAGES -- 1.9%
     7,000   Coca-Cola Company (The) ..........................    $    414,190
    12,000   Fomento Economico Mexicano, S.A.B de C.V. - ADR ..         434,040
                                                                   ------------
                                                                        848,230
                                                                   ------------
             BIOTECHNOLOGY -- 2.6%
     5,300   Amgen, Inc. (a) ..................................         246,927
    27,400   deCODE genetics, Inc. (a) ........................          94,256
     4,900   Genentech, Inc. (a) ..............................         343,931
     6,000   Genzyme Corporation (a) ..........................         468,780
                                                                   ------------
                                                                      1,153,894
                                                                   ------------
             CHEMICALS -- 2.7%
    12,700   Ecolab, Inc. .....................................         612,775
    12,600   Sigma-Aldrich Corporation ........................         625,716
                                                                   ------------
                                                                      1,238,491
                                                                   ------------
             COMMERCIAL SERVICES -- 3.0%
    17,900   Accenture Ltd. - Class A .........................         619,698
    12,700   Manpower, Inc. ...................................         714,502
                                                                   ------------
                                                                      1,334,200
                                                                   ------------
             COMPUTERS -- 7.9%
     9,500   Affiliated Computer Services, Inc. - Class A (a) .         463,125
     4,000   Apple, Inc. (a) ..................................         541,440
    45,000   EMC Corporation (a) ..............................         714,150
    12,000   Hewlett-Packard Company ..........................         525,000
     7,400   International Business Machines Corporation ......         794,316
    24,000   Stratasys, Inc. (a) ..............................         530,400
                                                                   ------------
                                                                      3,568,431
                                                                   ------------
             COSMETICS/PERSONAL CARE -- 1.1%
    19,000   Alberto-Culver Company ...........................         509,010
                                                                   ------------

             DISTRIBUTION/WHOLESALE -- 1.3%
     7,300   Grainger (W.W.), Inc. ............................         580,861
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 1.7%
     5,300   Bear Stearns Companies, Inc. (The) ...............         478,590
     4,400   Lehman Brothers Holdings, Inc. ...................         282,348
                                                                   ------------
                                                                        760,938
                                                                   ------------

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 108.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             ELECTRONICS -- 11.2%
    13,600   Agilent Technologies, Inc. (a) ...................    $    461,176
     9,500   Dionex Corporation (a) ...........................         665,950
    60,000   Flextronics International Ltd. (a) ...............         702,000
    20,800   Garmin Ltd. ......................................       1,500,720
    24,800   LoJack Corporation (a) ...........................         306,032
    37,800   Trimble Navigation Ltd. (a) ......................         999,810
     7,000   Waters Corporation (a) ...........................         402,150
                                                                   ------------
                                                                      5,037,838
                                                                   ------------
             ENVIRONMENTAL CONTROL -- 1.1%
    14,700   Waste Management, Inc. ...........................         476,868
                                                                   ------------

             FOOD -- 1.2%
    10,500   Sysco Corporation ................................         305,025
     6,400   Whole Foods Market, Inc. .........................         252,416
                                                                   ------------
                                                                        557,441
                                                                   ------------
             HEALTH CARE PRODUCTS -- 10.4%
     4,000   Alcon, Inc. ......................................         568,000
    11,000   Baxter International, Inc. .......................         668,140
    12,700   Henry Schein, Inc. (a) ...........................         738,251
     3,000   Intuitive Surgical, Inc. (a) .....................         762,000
    10,000   Kinetic Concepts, Inc. (a) .......................         497,800
    21,000   Medtronic, Inc. ..................................         977,970
     7,500   Stryker Corporation ..............................         502,275
                                                                   ------------
                                                                      4,714,436
                                                                   ------------
             HEALTH CARE SERVICES -- 3.1%
    11,400   Covance, Inc. (a) ................................         948,024
     8,800   UnitedHealth Group, Inc. .........................         447,392
                                                                   ------------
                                                                      1,395,416
                                                                   ------------
             HOME FURNISHINGS -- 0.9%
     8,600   Harman International Industries, Inc. ............         400,502
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 2.0%
    23,600   Scotts Miracle-Gro Company (The) - Class A .......         921,344
                                                                   ------------

             INTERNET -- 4.9%
     3,600   Google, Inc. - Class A (a) .......................       2,031,480
    16,000   RADVISION Ltd. (a) ...............................         160,800
                                                                   ------------
                                                                      2,192,280
                                                                   ------------
             IRON/STEEL -- 1.2%
     9,000   Nucor Corporation ................................         520,200
                                                                   ------------

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 108.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             LODGING -- 0.7%
    12,000   Boyd Gaming Corporation ..........................    $    320,760
                                                                   ------------

             MACHINERY - CONSTRUCTION & MINING -- 0.3%
     2,000   Caterpillar, Inc. ................................         142,280
                                                                   ------------

             MEDIA -- 3.9%
    20,250   Comcast Corporation - Class A (a) ................         367,740
    10,300   McGraw-Hill Companies, Inc. (The) ................         440,428
    10,500   Meredith Corporation .............................         493,395
    15,000   Walt Disney Company (The) ........................         448,950
                                                                   ------------
                                                                      1,750,513
                                                                   ------------
             MISCELLANEOUS MANUFACTURING -- 4.8%
     7,300   3M Company .......................................         581,445
     5,000   Danaher Corporation ..............................         372,250
    15,000   General Electric Company .........................         531,150
    18,100   Pall Corporation .................................         667,709
                                                                   ------------
                                                                      2,152,554
                                                                   ------------
             OFFICE/BUSINESS EQUIPMENT -- 0.9%
    11,700   Pitney Bowes, Inc. ...............................         429,390
                                                                   ------------

             PHARMACEUTICALS -- 10.9%
    14,000   Abbott Laboratories ..............................         788,200
    26,000   Eli Lilly & Company ..............................       1,339,520
    10,000   Merck & Company, Inc. ............................         462,800
    13,000   Novartis AG - ADR ................................         657,930
    30,000   Pfizer, Inc. .....................................         701,700
    12,600   Teva Pharmaceutical Industries Ltd. - ADR ........         580,104
    10,000   Wyeth ............................................         398,000
                                                                   ------------
                                                                      4,928,254
                                                                   ------------
             RETAIL -- 2.6%
    13,700   Bed Bath & Beyond, Inc. (a) ......................         441,688
    17,250   Men's Wearhouse, Inc. (The) ......................         439,703
    13,700   PetSmart, Inc. ...................................         313,319
                                                                   ------------
                                                                      1,194,710
                                                                   ------------
             SEMICONDUCTORS -- 2.7%
    39,000   Applied Materials, Inc. ..........................         698,880
    13,700   Intel Corporation ................................         290,440
     7,400   Texas Instruments, Inc. ..........................         228,882
                                                                   ------------
                                                                      1,218,202
                                                                   ------------

GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 108.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             SOFTWARE -- 14.2%
    19,000   Adobe Systems, Inc. (a) (b) ......................    $    663,670
     8,000   Automatic Data Processing, Inc. ..................         324,560
    21,200   Citrix Systems, Inc. (a) .........................         733,944
    36,000   Intuit, Inc. (a) .................................       1,104,840
    40,000   Microsoft Corporation ............................       1,304,000
    60,000   Oracle Corporation (a) ...........................       1,233,000
    17,000   Paychex, Inc. ....................................         556,240
    10,500   SAP AG - Sponsored ADR ...........................         501,900
                                                                   ------------
                                                                      6,422,154
                                                                   ------------
             TELECOMMUNICATIONS -- 8.5%
    14,700   Amdocs Ltd. (a) ..................................         486,423
    31,000   Cisco Systems, Inc. (a) ..........................         759,500
    21,100   Corning, Inc. ....................................         507,877
    37,200   Nokia Corporation - ADR ..........................       1,374,540
    13,700   QUALCOMM, Inc. ...................................         581,154
    19,500   Tellabs, Inc. (a) ................................         132,990
                                                                   ------------
                                                                      3,842,484
                                                                   ------------
             TRANSPORTATION -- 1.1%
     5,300   FedEx Corporation ................................         495,444
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $38,544,971) ...........    $ 49,107,125
                                                                   ------------

================================================================================
  SHARES     MONEY MARKET FUNDS -- 0.0%                                VALUE
--------------------------------------------------------------------------------
       290   First American Treasury Obligations Fund - Class Y
             (Cost $290).......................................    $        290
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 108.8%
             (Cost $38,545,261) ...............................    $ 49,107,415

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.8%) ..      (3,983,821)
                                                                   ------------

             NET ASSETS -- 100.0% .............................    $ 45,123,594
                                                                   ============

(a)   Non-income producing security.

(b) All of the shares have been committed as collateral for the bank line of credit (Note 4).

ADR - American Depositary Receipt

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2008 (UNAUDITED)
================================================================================

ASSETS
    Investments in securities:
    At acquisition cost .......................................    $ 38,545,261
                                                                   ============
    At value (Note 1) .........................................    $ 49,107,415
  Dividends receivable ........................................          20,486
  Receivable for capital shares sold ..........................           1,833
  Other assets ................................................             193
                                                                   ------------
      TOTAL ASSETS ............................................      49,129,927
                                                                   ------------
LIABILITIES
  Line of credit payable (Note 4) .............................       3,909,000
  Payable for capital shares redeemed .........................          38,237
  Accrued investment advisory fees (Note 3) ...................          35,069
  Accrued Trustees' fees ......................................             763
  Other liabilities ...........................................          23,264
                                                                   ------------
      TOTAL LIABILITIES .......................................       4,006,333
                                                                   ------------

NET ASSETS ....................................................    $ 45,123,594
                                                                   ============
Net assets consist of:
  Paid-in capital .............................................    $ 34,802,566
  Accumulated net investment loss .............................        (186,883)
  Accumulated net realized losses from security transactions ..         (54,243)
  Net unrealized appreciation on investments ..................      10,562,154
                                                                   ------------
Net assets ....................................................    $ 45,123,594
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................       3,258,612
                                                                   ============
Net asset value, redemption price and offering price
  per share (Note 1) ..........................................    $      13.85
                                                                   ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)
================================================================================

INVESTMENT INCOME
  Dividends ...................................................    $    262,078
                                                                   ------------
EXPENSES
  Investment advisory fees (Note 3) ...........................         355,560
  Trustees' fees ..............................................           1,513
  Interest expense (Note 4) ...................................          91,872
                                                                   ------------
    TOTAL EXPENSES ............................................         448,945
                                                                   ------------

NET INVESTMENT LOSS ...........................................        (186,867)
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ...............         197,725
  Net change in unrealized appreciation/depreciation
    on investments ............................................      (4,088,585)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............      (3,890,860)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ....................    $ (4,077,727)
                                                                   ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                       SIX MONTHS
                                                          ENDED            YEAR
                                                    JANUARY 31, 2008      ENDED
                                                       (UNAUDITED)     JULY 31, 2007
------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................    $   (186,867)    $    203,557
  Net realized gains from security transactions..          197,725          245,300
  Net change in unrealized appreciation/
    depreciation on investments ..................      (4,088,585)       7,157,532
                                                      ------------     ------------
Net increase (decrease) in net assets
  resulting from operations ......................      (4,077,727)       7,606,389
                                                      ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .....................        (171,453)         (32,120)
                                                      ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................       3,445,514        6,385,114
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............         146,792           27,152
  Payments for shares redeemed ...................      (3,746,761)      (3,146,644)
                                                      ------------     ------------
Net increase (decrease) in net assets from
  capital share transactions .....................        (154,455)       3,265,622
                                                      ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........      (4,403,635)      10,839,891

NET ASSETS
  Beginning of period ............................      49,527,229       38,687,338
                                                      ------------     ------------
  End of period ..................................    $ 45,123,594     $ 49,527,229
                                                      ============     ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME (LOSS) ...................    $   (186,883)    $    171,437
                                                      ============     ============

CAPITAL SHARE ACTIVITY
  Sold ...........................................         226,949          440,785
  Reinvested .....................................           9,657            1,920
  Redeemed .......................................        (252,796)        (217,222)
                                                      ------------     ------------
  Net increase (decrease) in shares outstanding..          (16,190)         225,483
  Shares outstanding, beginning of period ........       3,274,802        3,049,319
                                                      ------------     ------------
  Shares outstanding, end of period ..............       3,258,612        3,274,802
                                                      ============     ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                          Per Share Data and Ratios for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                    YEARS ENDED
                                             JANUARY 31,    ----------------------------------------------------------------------
                                                2008         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                             (UNAUDITED)       2007           2006           2005           2004           2003
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value at beginning of period ..    $    15.12     $    12.69     $    12.58     $    11.03     $     9.78     $     8.56
                                             ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss) ..........         (0.06)          0.06          (0.06)         (0.03)         (0.05)         (0.04)
  Net realized and unrealized gains
    (losses) on investments .............         (1.16)          2.38           0.17           1.58           1.30           1.26
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Total from investment operations ......         (1.22)          2.44           0.11           1.55           1.25           1.22
                                             ----------     ----------     ----------     ----------     ----------     ----------
Less distributions from:
  Net investment income .................         (0.05)         (0.01)            --             --             --             --
                                             ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........    $    13.85     $    15.12     $    12.69     $    12.58     $    11.03     $     9.78
                                             ==========     ==========     ==========     ==========     ==========     ==========

Total return ............................        (8.09%)(a)     19.24%          0.87%         14.05%         12.78%         14.25%
                                             ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....    $   45,124     $   49,527     $   38,687     $   35,808     $   22,652     $   13,955
                                             ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets .         1.77%(b)       1.41%          1.41%          1.41%          1.42%          1.43%

Ratio of expenses to average net assets
  excluding borrowing costs .............         1.41%(b)         --             --             --             --             --

Ratio of net investment income (loss)
  to average net assets .................        (0.74%)(b)      0.45%         (0.47%)        (0.28%)        (0.56%)        (0.49%)

Portfolio turnover rate .................            1%(a)          3%            12%            11%             8%             5%

(a)   Not Annualized

(b)   Annualized

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GKM Growth Fund (the "Fund") is a diversified series of The GKM Funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

SECURITIES VALUATION - Equity securities of the Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year ended July 31, 2007 and the six months ended January 31, 2008 was ordinary income.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2008:

--------------------------------------------------------------------------------
Cost of portfolio investments ...............................      $ 38,545,261
                                                                   ============
Gross unrealized appreciation ...............................      $ 12,910,705
Gross unrealized depreciation ...............................        (2,348,551)
                                                                   ------------
Net unrealized appreciation .................................      $ 10,562,154
Accumulated ordinary losses .................................          (186,883)
Capital loss carryforwards ..................................          (251,968)
Other gains .................................................           197,725
                                                                   ------------
Total distributable earnings ................................      $ 10,321,028
                                                                   ============
--------------------------------------------------------------------------------

As of January 31, 2008, the Fund had capital loss carryforwards of $251,968, of which $97,687 expires July 31, 2012, $149,434 expires July 31, 2013 and $4,847 expires July 31, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund's net asset value calculations as late as the Fund's last such

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

calculation in the first required financial statement reporting period. As a result, the Fund has adopted FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended July 31, 2005 through July 31, 2007. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ending July 31, 2008.

2.    INVESTMENT TRANSACTIONS

During the six months ended January 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,144,078 and $638,530, respectively.

3.    TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Trust are affiliated with GKM Advisers, LLC (the "Adviser") or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets.

The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person Trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust and the Adviser have entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

During the six months ended January 31, 2008, the Fund paid commissions of $1,675 to Samuels Chase & Co., Inc., a broker-dealer affiliated with the Adviser, to execute portfolio transactions.

The Fund  pays  each  Trustee  who is not  affiliated  with the  Adviser  $1,000
annually.   Trustees  who  are  affiliated  with  the  Adviser  do  not  receive compensation.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    BANK LINE OF CREDIT

The Fund has a secured bank line of credit that provides a maximum borrowing of up to $12,800,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of "leverage." Please see the Fund's current prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. During the six months ended January 31, 2008, the Fund incurred $91,872 of interest expense related to borrowings. The average debt outstanding and the average interest rate during the six months ended January 31, 2008 were $2,444,988 and 7.38%, respectively. The largest outstanding borrowing during the six months ended January 31, 2008 was $4,488,000. As of January 31, 2008, the Fund had outstanding borrowings of $3,909,000.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2007 - January 31, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

---------------------------------------------------------------------------------------------
                                              BEGINNING         ENDING
                                            ACCOUNT VALUE    ACCOUNT VALUE     EXPENSES PAID
                                           AUGUST 1, 2007   JANUARY 31, 2008   DURING PERIOD*
---------------------------------------------------------------------------------------------
Based on Actual Fund Return ...........      $ 1,000.00        $   919.10         $ 8.56
Based on Hypothetical 5% Return
  (before expenses) ...................      $ 1,000.00        $ 1,016.28         $ 9.00
---------------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.77% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the trustees who are not interested persons of the Trust or the Adviser (the "Independent Trustees") voting separately, have reviewed and approved the continuance of the Fund's Management Agreement (the "Agreement") with the Adviser. Approval took place at an in-person meeting held on September 26, 2007, at which all of the Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees reviewed a current copy of the Adviser's Form ADV which included biographical information on each of the Adviser's key personnel from its investment management and compliance teams. Members of the Adviser's investment management and compliance teams' backgrounds and experience in the financial industry were reviewed. The Trustees also considered the Adviser's compliance procedures and its commitment to compliance.

The Trustees discussed the Adviser's responsibilities with regards to brokerage selection. Because the Adviser directed all of the Fund's brokerage to an affiliated broker-dealer, the Trustees considered the benefits accruing to the Adviser from this relationship. The Trustees noted that the Adviser does not participate in any soft dollar arrangements.

INVESTMENT RESULTS
The Trustees reviewed information regarding the Fund's historical performance as compared to the S&P 500 Index and to other indices and averages. The Trustees noted that the Fund's long-term

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

performance compares favorably against the S&P 500 Index, and further noted that the Fund has outperformed the average and median performance of large growth funds (the peer group assigned by Morningstar) for the one-year, three year and five year periods ended June 30, 2007. The Trustees also considered and reviewed the Fund's absolute performance and noted the Fund's low portfolio turnover ratio in achieving this performance. The Trustees discussed the Fund's portfolio turnover rate and noted that a low portfolio turnover rate generally means that a fund has incurred less transaction costs than other funds with higher rates of portfolio turnover. The Trustees further noted that higher transaction costs may reduce performance and potentially increase the tax burden of Fund investors. It was pointed out to the Trustees that the highest annual portfolio turnover ratio for the Fund since its inception was 12%, as compared to the average equity fund that has a portfolio turnover ratio of approximately 100%. The Trustees also discussed the tax efficiency of the Fund, noting that the Fund had paid only one distribution (1 cent per share of net investment income) since inception.

The Trustees reviewed the Fund's Morningstar ratings, noting that the Fund is currently rated four-stars overall, three-stars for the three year period and four-stars for the five year period ended August 31, 2007.

ADVISORY FEES AND TOTAL EXPENSES
In reviewing the advisory fee and total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for equity funds classified by Morningstar as large cap growth funds. The Trustees considered the Fund's unique fee arrangement in which the Adviser is responsible for paying most of the Fund's ordinary operating expenses out of its own resources, noting that comparisons with the Fund's overall expense ratio may be more relevant than comparisons of advisory fees only. The Trustees specifically noted that the Fund's total expense ratio (1.41% in the most recent fiscal year), while higher than the average of all funds classified by Morningstar as large cap growth (1.19%), is only slightly higher than the average expense ratio of such funds having less than $100 million in assets (1.36%). The Trustees further noted that many of the funds having less than $100 million in net assets were members of a larger fund complex which would benefit from economies of scale that would likely lower their expense ratios.

The Trustees also reviewed information regarding the advisory fees paid by institutional and other private clients of the Adviser with similar investment mandates. They noted, however, that there were significant investment, operational and regulatory differences between advising a mutual fund and institutional or private clients.

The Trustees reviewed and discussed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and expenses ("P&L") with respect to the Agreement over the past three fiscal years. The Trustees noted that the P&L indicated, after a reasonable allocation of the Adviser's overall operating expenses, that the Adviser incurred an operating loss of slightly more than $250,000 with respect to the Agreement during the fiscal year ended July 31, 2007. The Trustees further noted that the Adviser's analysis indicates that the Adviser also incurred significant operating losses for the fiscal years ended 2005 and 2006.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

ANCILLARY BENEFITS
The Trustees discussed any ancillary benefits that the Adviser may receive with regard to providing these services to the Fund and concluded that, in light of the amounts involved, these factors are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

ECONOMIES OF SCALE
The Trustees discussed economies of scale, noting that at the present time the Fund has not realized any significant economies of scale. The Board observed that as the Fund continues to grow in assets, this factor will become more relevant to their consideration process.

CONCLUSION
Based on their review, including their consideration of each of the factors referred to above, the Independent Trustees concluded that: (i) based on the historical performance of the Fund, and in particular the good long-term performance record of the Fund, as well as the other services provided under the Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and overseeing the activities of the Fund's other service providers, they believe that the Adviser has provided high quality services to the Fund as compared to similarly managed funds; (ii) the Fund's overall expense ratio of 1.41% is only slightly higher than the average for comparably managed funds with assets of $100 million or less (1.36%), as calculated and published by Morningstar; and
(iii) comparisons between the advisory fees payable to the Adviser with other comparably managed funds and to the other non-investment company accounts managed by the Adviser are not particularly meaningful due to the Adviser's commitment to the Fund to pay most of its ordinary operating expenses out of its own resources. The Independent Trustees also discussed economies of scale, deciding that at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that as the Fund continues to grow in assets it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement. The Independent Trustees also considered the "fallout benefits" to, and the profitability of the Agreement to the Adviser but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

================================================================================

                     GKM FUNDS

                     INVESTMENT ADVISER
                     GKM Advisers, LLC
                     11150 Santa Monica Boulevard
                     Suite 850
                     Los Angeles, California  90025

                     ADMINISTRATOR
                     Ultimus Fund Solutions, LLC
                     225 Pictoria Drive
                     Suite 450
                     Cincinnati, Ohio  45246
                     1.888.GKM.9518

                     CUSTODIAN
                     US Bank, N.A.
                     425 Walnut Street
                     Cincinnati, Ohio  45202

                     BOARD OF TRUSTEES
                     Darrin F. DelConte
                     Brian D. Horner
                     Nicholas G. Tonsich
                     Timothy J. Wahl

                     OFFICERS
                     Timothy J. Wahl, President
                     Robert G. Dorsey, Vice President
                     David L. Kahn, CCO and Secretary
                     Mark J. Seger, Treasurer

================================================================================

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GKM Funds
             ---------------------------------------------------

By (Signature and Title)*     /s/ Timothy J. Wahl
                           -------------------------------------
                                  Timothy J. Wahl, President

Date          March 21, 2008
      ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Timothy J. Wahl
                           -------------------------------------
                                  Timothy J. Wahl, President


Date          March 21, 2008
      ----------------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                           -------------------------------------
                                  Mark J. Seger, Treasurer


Date          March 21, 2008
      ----------------------------------

* Print the name and title of each signing officer under his or her signature.